Primary and secondary segments reporting - Business segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business segments
Net interest income	€ 31,994	€ 35,283	€ 34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	83	636	801
Total income	44,279	49,229	48,424
Administrative expenses, depreciation and amortisation	(21,130)	(23,280)	(22,779)
Profit from operations	23,149	25,949	25,645
Net loan-loss provisions	(12,432)	(9,321)	(8,873)
Other gains (losses) and provisions	(12,793)	(4,085)	(2,571)
Operating profit/(loss) before tax	(2,076)	12,543	14,201
Income tax	(5,632)	(4,427)	(4,886)
Profit/(loss) from continuing operations	(7,708)	8,116	9,315
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(7,708)	8,116	9,315
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Profit/(loss) attributable to the parent	(8,771)	6,515	7,810
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	50	31	113
Retail Banking
Business segments
Net interest income	30,056	33,308	32,412
Net fee income	6,986	8,663	8,410
Gains (losses) on financial transactions	1,133	1,025	756
Other operating income	(153)	291	329
Total income	38,022	43,287	41,907
Administrative expenses, depreciation and amortisation	(17,285)	(19,280)	(19,076)
Profit from operations	20,737	24,007	22,831
Net loan-loss provisions	(11,633)	(9,132)	(8,534)
Other gains (losses) and provisions	(1,237)	(1,623)	(1,790)
Operating profit/(loss) before tax	7,867	13,252	12,507
Income tax	(2,525)	(4,132)	(4,100)
Profit/(loss) from continuing operations	5,342	9,120	8,407
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	5,342	9,120	8,407
Profit/(loss) attributable to non-controlling interests	921	1,364	1,271
Profit/(loss) attributable to the parent	4,421	7,756	7,136
Santander Corporate & Investment Banking
Business segments
Net interest income	2,918	2,728	2,461
Net fee income	1,543	1,520	1,534
Gains (losses) on financial transactions	670	689	898
Other operating income	201	289	184
Total income	5,332	5,226	5,077
Administrative expenses, depreciation and amortisation	(2,038)	(2,281)	(2,101)
Profit from operations	3,294	2,945	2,976
Net loan-loss provisions	(470)	(155)	(198)
Other gains (losses) and provisions	(135)	(91)	(97)
Operating profit/(loss) before tax	2,689	2,699	2,681
Income tax	(773)	(815)	(832)
Profit/(loss) from continuing operations	1,916	1,884	1,849
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,916	1,884	1,849
Profit/(loss) attributable to non-controlling interests	118	171	158
Profit/(loss) attributable to the parent	1,798	1,713	1,691
Wealth Management & Insurance
Business segments
Net interest income	394	479	449
Net fee income	1,154	1,190	1,133
Gains (losses) on financial transactions	98	117	132
Other operating income	384	340	299
Total income	2,030	2,126	2,013
Administrative expenses, depreciation and amortisation	(872)	(939)	(857)
Profit from operations	1,158	1,187	1,156
Net loan-loss provisions	(29)	23	(11)
Other gains (losses) and provisions	0	(13)	(4)
Operating profit/(loss) before tax	1,129	1,197	1,141
Income tax	(270)	(280)	(258)
Profit/(loss) from continuing operations	859	917	883
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	859	917	883
Profit/(loss) attributable to non-controlling interests	37	50	53
Profit/(loss) attributable to the parent	822	867	830
PagoNxt
Business segments
Net interest income	(1)	20	6
Net fee income	362	456	477
Gains (losses) on financial transactions	(1)	(3)	0
Other operating income	(3)	0	1
Total income	357	473	484
Administrative expenses, depreciation and amortisation	(443)	(407)	(319)
Profit from operations	(86)	66	165
Net loan-loss provisions	(12)	(21)	(15)
Other gains (losses) and provisions	(2)	0	(3)
Operating profit/(loss) before tax	(100)	45	147
Income tax	(15)	(33)	(54)
Profit/(loss) from continuing operations	(115)	12	93
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(115)	12	93
Profit/(loss) attributable to non-controlling interests	1	(2)	0
Profit/(loss) attributable to the parent	(116)	14	93
Corporate Centre
Business segments
Net interest income	(1,373)	(1,252)	(987)
Net fee income	(30)	(50)	(69)
Gains (losses) on financial transactions	287	(297)	11
Other operating income	(25)	(19)	(12)
Total income	(1,141)	(1,618)	(1,057)
Administrative expenses, depreciation and amortisation	(329)	(373)	(426)
Profit from operations	(1,470)	(1,991)	(1,483)
Net loan-loss provisions	(30)	(36)	(115)
Other gains (losses) and provisions	(411)	(237)	(101)
Operating profit/(loss) before tax	(1,911)	(2,264)	(1,699)
Income tax	67	157	14
Profit/(loss) from continuing operations	(1,844)	(2,107)	(1,685)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(1,844)	(2,107)	(1,685)
Profit/(loss) attributable to non-controlling interests	0	(9)	1
Profit/(loss) attributable to the parent	(1,844)	(2,098)	(1,686)
Operating segment
Business segments
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	404	901	801
Total income	44,600	49,494	48,424
Administrative expenses, depreciation and amortisation	(20,967)	(23,280)	(22,779)
Profit from operations	23,633	26,214	25,645
Net loan-loss provisions	(12,174)	(9,321)	(8,873)
Other gains (losses) and provisions	(1,785)	(1,964)	(1,995)
Operating profit/(loss) before tax	9,674	14,929	14,777
Income tax	(3,516)	(5,103)	(5,230)
Profit/(loss) from continuing operations	6,158	9,826	9,547
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	6,158	9,826	9,547
Profit/(loss) attributable to non-controlling interests	1,077	1,574	1,483
Profit/(loss) attributable to the parent	€ 5,081	€ 8,252	€ 8,064